Prepayments and other assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepayments and Other Assets [Abstract]
Schedule of prepayments and other assets
(In thousands)	December 31, 2021	June 30, 2022
Prepayments	3,859	2,901
Deposits	1,389	1,341
Export tax receivable	744	—
VAT recoverable	729	892
Others	814	860
Total of prepayments and other assets	7,535	5,994

Schedule of current and non current prepayments and other assets
(In thousands)	December 31, 2021	June 30, 2022
Current	6,225	5,078
Non-current	1,310	916
Total of prepayments and other assets	7,535	5,994